Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The following financial instruments are carried at fair value in the Company’s Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale (“AFS”), fixed maturities at fair value using fair value option (“FVO”); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.
The following section applies the fair value hierarchy and disclosure requirements for the Company’s financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	2,093	—	1,776	317
CDOs	1,798	—	1,470	328
CMBS	4,269	—	3,921	348
Corporate	30,229	—	28,732	1,497
Foreign government/government agencies	1,224	—	1,187	37
States, municipalities and political subdivisions (“Municipal”)	1,557	—	1,175	382
RMBS	3,823	—	2,890	933
U.S. Treasuries	2,785	487	2,298	—
Total fixed maturities	47,778	487	43,449	3,842
Fixed maturities, FVO	1,317	—	833	484
Equity securities, trading	1,967	1,967	—	—
Equity securities, AFS	398	227	115	56
Derivative assets
Credit derivatives	(27)	—	(6)	(21)
Equity derivatives	31	—	—	31
Foreign exchange derivatives	505	—	505	—
Interest rate derivatives	78	—	38	40
U.S. GMWB hedging instruments	494	—	11	483
U.S. macro hedge program	357	—	—	357
International program hedging instruments	533	—	567	(34)
Total derivative assets [1]	1,971	—	1,115	856
Short-term investments	3,882	520	3,362	—
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	3,073	—	—	3,073
Separate account assets [2]	139,421	101,633	36,757	1,031
Total assets accounted for at fair value on a recurring basis	199,807	104,834	85,631	9,342
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	(5,776)	—	—	(5,776)
Equity linked notes	(9)	—	—	(9)
Total other policyholder funds and benefits payable	(5,785)	—	—	(5,785)
Derivative liabilities
Credit derivatives	(493)	—	(25)	(468)
Equity derivatives	5	—	—	5
Foreign exchange derivatives	140	—	140	—
Interest rate derivatives	(315)	—	(184)	(131)
U.S. GMWB hedging instruments	400	—	—	400
International program hedging instruments	9	—	10	(1)
Total derivative liabilities [3]	(254)	—	(59)	(195)
Other liabilities	(9)	—	—	(9)
Consumer notes [4]	(4)	—	—	(4)
Total liabilities accounted for at fair value on a recurring basis	(6,052)	—	(59)	(5,993)
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

 3. Fair Value Measurements (continued)

	December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	2,068	—	1,660	408
CDOs	1,899	—	30	1,869
CMBS	5,028	—	4,536	492
Corporate	26,915	—	25,429	1,486
Foreign government/government agencies	1,002	—	962	40
Municipal	1,032	—	774	258
RMBS	4,118	—	3,013	1,105
U.S. Treasuries	2,772	248	2,524	—
Total fixed maturities	44,834	248	38,928	5,658
Fixed maturities, FVO	639	—	128	511
Equity securities, trading	2,279	2,279	—	—
Equity securities, AFS	340	174	119	47
Derivative assets
Credit derivatives	(11)	—	(19)	8
Equity derivatives	2	—	—	2
Foreign exchange derivatives	784	—	784	—
Interest rate derivatives	(99)	—	(63)	(36)
U.S. GMWB hedging instruments	339	—	(122)	461
U.S. macro hedge program	203	—	—	203
International program hedging instruments	235	2	228	5
Total derivative assets [1]	1,453	2	808	643
Short-term investments	3,489	204	3,285	—
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	2,002	—	—	2,002
Separate account assets [2]	153,713	116,703	35,763	1,247
Total assets accounted for at fair value on a recurring basis	208,749	119,610	79,031	10,108
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	(4,258)	—	—	(4,258)
Equity linked notes	(9)	—	—	(9)
Total other policyholder funds and benefits payable	(4,267)	—	—	(4,267)
Derivative liabilities
Credit derivatives	(401)	—	(49)	(352)
Equity derivatives	2	—	—	2
Foreign exchange derivatives	(25)	—	(25)	—
Interest rate derivatives	(59)	—	(42)	(17)
U.S. GMWB hedging instruments	128	—	(11)	139
International program hedging instruments	(2)	(2)	—	—
Total derivative liabilities [3]	(357)	(2)	(127)	(228)
Other liabilities	(37)	—	—	(37)
Consumer notes [4]	(5)	—	—	(5)
Total liabilities accounted for at fair value on a recurring basis	(4,666)	(2)	(127)	(4,537)

[1]
 Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

[2]	As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

[3]
Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.

[4]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued)
Determination of Fair Values
The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.
The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group (“Working Group”) which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.
Available-for-Sale Securities, Fixed Maturities, FVO, Equity Securities, Trading, and Short-term Investments
The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a “waterfall” approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.
Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.
The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company’s internal pricing model utilizes the Company’s best estimate of expected future cash flows discounted at a rate of return that a
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)
market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.
 The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day’s price and purchase trade prices that differ more than 3% from the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven’t changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor’s assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments, including embedded derivatives within investments
Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.
The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.
Valuation Techniques and Inputs for Investments
Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For most of the Company’s debt securities, the following inputs are typically used in the Company’s pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Fair Value Measurements (continued)
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is listed below:
Level 2The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
•ABS, CDOs, CMBS and RMBS – Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

•	Corporates, including investment grade private placements – Primary inputs also include observations of credit default swap curves related to the issuer.

•	Foreign government/government agencies—Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

•	Municipals – Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

•	Short-term investments – Primary inputs also include material event notices and new issue money market rates.

•	Equity securities, trading – Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

•	Credit derivatives – Primary inputs include the swap yield curve and credit default swap curves.

•	Foreign exchange derivatives – Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

•	Interest rate derivatives – Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”) CDOs and RMBS primarily backed by below-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

Product Derivatives
The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK (“HLIKK”), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company’s GMWB liability is carried at fair value and reported in other policyholder funds.
In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the “Attributed Fees”). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.
The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued)
U.S. GMWB Ceded Reinsurance Derivative
The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.
During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.
Separate Account Assets
Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.
Living Benefits Required to be Fair Valued (in Other Policyholder Funds and Benefits Payable)
Fair values for GMWB and guaranteed minimum accumulation benefit (“GMAB”) contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company’s guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods’ net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.
Best Estimate Claims Costs
The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.
At each valuation date, the Company assumes expected returns based on:

•	risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

•	market implied volatility assumptions for each underlying index based primarily on a blend of observed market “implied volatility” data;

•	correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

•	three years of history for fund regression.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued
As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.
On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company’s comprehensive study to refine its estimate of future gross profits during the third quarter of each year.
Credit Standing Adjustment
This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled (“nonperformance risk”). As a result of sustained volatility in the Company’s credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.
Margins
The behavior risk margin adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.
In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued)
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.
Roll-forward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) for twelve months from January 1, 2011 to December 31, 2011

	Fixed Maturities, AFS								Fixed Maturities, FVO
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS
Fair value as of January 1, 2011	$408	$1,869	$492	$1,486	$40	$258	$1,105	$5,658	$511
Total realized/unrealized gains (losses)
Included in net income [2]	(26)	(30)	13	(27)	—	—	(21)	(91)	23
Included in OCI [3]	18	112	41	(14)	—	46	(3)	200	—
Purchases	35	—	18	83	—	87	25	248	—
Settlements	(32)	(129)	(72)	(92)	(3)	—	(111)	(439)	(2)
Sales	(9)	(54)	(225)	(122)	—	—	(16)	(426)	(43)
Transfers into Level 3 [4]	79	30	131	498	29	—	69	836	—
Transfers out of Level 3 [4]	(156)	(1,470)	(50)	(315)	(29)	(9)	(115)	(2,144)	(5)
Fair Value as of December 31, 2011	$317	$328	$348	$1,497	$37	$382	$933	$3,842	$484
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2]	$(14)	$(29)	$(5)	$(11)	$—	$—	$(15)	$(74)	$19

	Equity Securities, AFS	Freestanding Derivatives [5]
Assets (Liabilities)		Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging Instr.	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2011	$47	$(344)	$4	$(53)	$600	$203	$5	$415
Total realized/unrealized gains (losses)
Included in net income [2]	(11)	(144)	(8)	9	279	(128)	3	11
Included in OCI [3]	(3)	—	—	—	—	—	—	—
Purchases	31	20	40	—	23	347	(43)	387
Settlements	—	(21)	—	(47)	(19)	(65)	—	(152)
Sales	(4)	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	(4)	—	—	—	—	—	—	—
Fair value as of December 31, 2011	$56	$(489)	$36	$(91)	$883	$357	$(35)	$661
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2]	$(9)	$(137)	$(8)	$10	$278	$(107)	$(4)	$32

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued)

Assets	Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB [6]	Separate Accounts
Fair value as of January 1, 2011	$2,002	$1,247
Total realized/unrealized gains (losses)
Included in net income [1], [2]	504	25
Included in OCI [3]	111	—
Purchases	—	292
Settlements	456	—
Sales	—	(171)
Transfers into Level 3 [4]	—	14
Transfers out of Level 3 [4]	—	(376)
Fair value as of December 31, 2011	$3,073	$1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2]	$504	$(1)

	Other Policyholder Funds and Benefits Payable			Other Liabilities	Consumer Notes
Liabilities	Guaranteed Living Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable
Fair value as of January 1, 2011	$(4,258)	$(9)	$(4,267)	$(37)	$(5)
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(1,118)	—	(1,118)	28	1
Included in OCI [3]	(126)	—	(126)	—	—
Settlements	(274)	—	(274)	—	—
Fair value as of December 31, 2011	$(5,776)	$(9)	$(5,785)	$(9)	$(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2]	$(1,118)	$—	$(1,118)	$28	$1
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued)
Roll-forward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) for the twelve months from January 1, 2010 to December 31, 2010

	Fixed Maturities, AFS								Fixed Maturities, FVO
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS
Fair value as of January 1, 2010	$497	$2,109	$269	$5,239	$80	$218	$995	$9,407	$—
Total realized/unrealized gains (losses)
Included in net income [2]	(16)	(124)	(98)	(10)	—	1	(38)	(285)	74
Included in OCI [3]	71	467	327	193	1	24	228	1,311	—
Purchases, issuances, and settlements	(59)	(187)	(157)	(66)	(8)	19	(129)	(587)	(10)
Transfers into Level 3 [4]	40	42	267	800	—	—	102	1,251	447
Transfers out of Level 3 [4]	(125)	(438)	(116)	(4,670)	(33)	(4)	(53)	(5,439)	—
Fair Value as of December 31, 2010	$408	$1,869	$492	$1,486	$40	$258	$1,105	$5,658	$511
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2010 [2]	$(6)	$(130)	$(58)	$(20)	$—	$—	$(35)	$(249)	$71

	Equity Securities, AFS	Freestanding Derivatives [5]
Assets (Liabilities)		Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging Instr.	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2010	$32	$(161)	$(2)	$5	$236	$278	$12	$368
Total realized/unrealized gains (losses)
Included in net income [2]	(3)	104	6	(3)	(74)	(312)	(29)	(308)
Included in OCI [3]	7	—	—	—	—	—	—	—
Purchases, issuances, and settlements	11	3	—	(44)	442	237	22	660
Transfers into Level 3 [4]	—	(290)	—	—	—	—	—	(290)
Transfers out of Level 3 [4]	—	—	—	(11)	(4)	—	—	(15)
Fair value as of December 31, 2010	$47	$(344)	$4	$(53)	$600	$203	$5	$415
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2010 [2]	$(3)	$103	$6	$(23)	$(61)	$(292)	$(29)	$(296)
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
  3. Fair Value Measurements (continued)

Assets	Reinsurance Recoverable for U.S. GMWB [6]	Separate Accounts
Fair value as of January 1, 2010	$1,108	$962
Total realized/unrealized gains (losses)
Included in net income [1], [2]	182	142
Included in OCI [3]	260	—
Purchases, issuances, and settlements	452	314
Transfers into Level 3 [4]	—	14
Transfers out of Level 3 [4]	—	(185)
Fair value as of December 31, 2010	$2,002	$1,247
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2010 [2]	$182	$20

	Other Policyholder Funds and Benefits Payable [1]				Other Liabilities	Consumer Notes
Liabilities	Guaranteed Living Benefits [7]	Institutional Notes	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable
Fair value as of January 1, 2010	$(3,439)	$(2)	$(10)	$(3,451)	$—	$(5)
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(259)	2	—	(257)	(26)	—
Included in OCI [3]	(307)	—	—	(307)	—	—
Purchases, issuances and settlements	(253)	—	1	(252)	—	—
Transfers into Level 3 [4]	—	—	—	—	(11)	—
Fair value as of December 31, 2010	$(4,258)	$—	$(9)	$(4,267)	$(37)	$(5)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2010 [2]	$(259)	$2	$—	$(257)	$—	$—

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset/ (liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]
Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

[7]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

Fair Value Option
The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Fair Value Measurements (continued)
The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE’s assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company’s own credit risk.
The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company’s Consolidated Statements of Operations.

	For the years ended December 31,
	2011	2010
Assets
Fixed maturities, FVO
ABS	$—	$(5)
Corporate	10	(7)
CRE CDOs	(33)	79
Foreign government	45	—
Other liabilities
Credit-linked notes	28	(26)
Total realized capital gains	$50	$41
The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company’s Consolidated Balance Sheets.

	As of December 31,
	2011	2010
Assets
Fixed maturities, FVO
ABS	$65	$64
CRE CDOs	214	260
Corporate	272	251
Foreign government	766	64
Total fixed maturities, FVO	$1,317	$639
Other liabilities
Credit-linked notes [1]	$9	$37
 [1]    As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.
Financial Instruments Not Carried at Fair Value
The following presents carrying amounts and fair values of the Company’s financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	$1,952	$2,099	$2,128	$2,164
Mortgage loans	4,182	4,382	3,244	3,272
Liabilities
Other policyholder funds and benefits payable [1]	$10,065	$10,959	$10,824	$11,050
Consumer notes [2]	310	305	377	392

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in disclosures above.
The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

•	Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

•
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

•	Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.